STOCKHOLDERS' EQUITY, Preferred Stock and Common Stock (Details)	11 Months Ended
Dec. 31, 2020 $ / shares shares
Stockholders' Equity [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Class A Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Voting right per share	one
Common stock, shares issued (in shares)	2,164,171
Common stock, shares outstanding (in shares)	2,164,171
Common stock, subject to possible redemption (in shares)	39,235,829
Stock conversion basis at time of business combination	1
Class B Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	20,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares issued (in shares)	10,350,000
Common stock, shares outstanding (in shares)	10,350,000
Stock conversion percentage threshold	20.00%